ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) - Schedule of Condensed Statements of Financial Condition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Interest-earning deposits	$ 8,942	$ 9,400
Securities available for sale	1,063,016	1,110,776
Total assets	1,906,917	1,927,614
Liabilities and stockholders' equity:
Stockholders' equity	185,843	194,800	179,075	167,353
Total liabilities and stockholders' equity	1,906,917	1,927,614
Parent [Member]
Assets:
Interest-earning deposits	5,741	1,091
Securities available for sale	34,273	34,889
Equity in net assets of subsidiaries	213,613	227,695
Other assets	6,004	5,969
Total assets	259,631	269,644
Liabilities and stockholders' equity:
Subordinated debt, net	36,083	46,393
Accrued expenses and other liabilities	36,546	27,553
Stockholders' equity	187,002	195,698
Total liabilities and stockholders' equity	$ 259,631	$ 269,644